Share Capital - Summary of Share Capital Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Class of Stock [Line Items]
Total share capital	$ (61,286)	$ 5,455	$ (28,971)
Total share capital	(61,286)	5,455	(28,971)
Common Shares - Treasury Shares [Member]
Class of Stock [Line Items]
Beginning balance, value	(840)	(840)
Amount, ending balance, value	$ (840)	$ (840)	$ (840)
Number of Shares, beginning balance	(41,050)	(41,050)
Number of Shares, ending balance	(41,050)	(41,050)	(41,050)
Common Shares [Member]
Class of Stock [Line Items]
Beginning balance, value	$ 696,151	$ 456,474	$ 454,703
April 2014 share conversion, value		238,407
Participant Equity Loan Plan, value	43	234	603
Shares issued under stock plans, value	312	1,036	1,168
Amount, ending balance, value	$ 696,506	$ 696,151	$ 456,474
Number of Shares, beginning balance	12,219,091	4,217,227	4,152,117
April 2014 share conversion		7,946,420
Participant Equity Loan Plan	0	0	0
Shares issued under stock plans	23,901	55,444	65,110
Number of Shares, ending balance	12,242,992	12,219,091	4,217,227
Class B Shares [Member]
Class of Stock [Line Items]
Beginning balance, value		$ 238,407
April 2014 share conversion, value		$ (238,407)
Amount, ending balance, value			$ 238,407
Number of Shares, beginning balance		7,946,420
April 2014 share conversion		(7,946,420)
Number of Shares, ending balance			7,946,420